Condensed Consolidated Interim Balance Sheets (Unaudited) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 191	$ 332
Accounts receivable and other current assets	1,170	1,357
Prepaid expenses	62	84
Inventories	369	398
Regulatory assets (Note 6)	333	324
Assets held for sale (Note 11)	0	766
Total current assets	2,125	3,261
Other assets	617	552
Regulatory assets (Note 6)	2,957	2,854
Property, plant and equipment, net	32,752	32,654
Intangible assets, net	1,156	1,200
Goodwill	12,092	12,530
Total assets	51,699	53,051
Current liabilities
Short-term borrowings (Note 7)	305	60
Accounts payable and other current liabilities	1,862	2,289
Regulatory liabilities (Note 6)	640	656
Current installments of long-term debt (Note 7)	380	926
Current installments of finance leases (Note 8)	231
Current installments of finance leases (Note 8)		252
Liabilities associated with assets held for sale (Note 11)	0	69
Total current liabilities	3,418	4,252
Other liabilities	1,249	1,138
Regulatory liabilities (Note 6)	2,860	2,970
Deferred income taxes	2,797	2,686
Long-term debt (Note 7)	22,230	23,159
Finance leases (Note 8)	331
Finance leases (Note 8)		390
Total liabilities	32,885	34,595
Commitments and contingencies (Note 17)
Equity
Common shares	12,238	11,889
Preference shares	1,623	1,623
Additional paid-in capital	11	11
Accumulated other comprehensive income	468	928
Retained earnings	2,919	2,082
Shareholders' equity	17,259	16,533
Non-controlling interests	1,555	1,923
Total equity	18,814	18,456
Total liabilities and equity	$ 51,699	$ 53,051